Quarterly Portfolios of Investments
HARBOR ETF TRUST
July 31, 2023

Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Corporate Culture ETF (currently, Harbor Human Capital Factor US Large Cap ETF)
Harbor Corporate Culture Leaders ETF (currently, Harbor Human Capital Factor Unconstrained ETF)
Harbor Corporate Culture Small Cap ETF (currently, Harbor Human Capital Factor US Small Cap ETF)
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor International Compounders ETF
Harbor Long-Term Growers ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor Small Cap Explorer ETF

Table of Contents

Portfolios of Investments
Harbor Commodity All-Weather Strategy ETF (Consolidated)	1
Harbor Corporate Culture ETF (currently, Harbor Human Capital Factor US Large Cap ETF)	3
Harbor Corporate Culture Leaders ETF (currently, Harbor Human Capital Factor Unconstrained ETF)	6
Harbor Corporate Culture Small Cap ETF (currently, Harbor Human Capital Factor US Small Cap ETF)	8
Harbor Disruptive Innovation ETF	11
Harbor Dividend Growth Leaders ETF	13
Harbor Energy Transition Strategy ETF (Consolidated)	15
Harbor Health Care ETF	16
Harbor International Compounders ETF	17
Harbor Long-Term Growers ETF	18
Harbor Scientific Alpha High-Yield ETF	20
Harbor Scientific Alpha Income ETF	25
Harbor Small Cap Explorer ETF	30
Notes to Portfolios of Investments	34

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

SHORT-TERM INVESTMENTS—85.4%

Principal Amount		Value
U.S. TREASURY BILLS—85.4%
	U.S. Treasury Bills
$32,123	5.020%—08/10/2023†	$32,081
8,109	5.119%—10/03/2023†	8,035
26,366	5.146%—09/21/2023†	26,170
5,858	5.164%—09/05/2023†	5,828
TOTAL SHORT-TERM INVESTMENTS (Cost $72,121)		72,114
TOTAL INVESTMENTS—85.4% (Cost $72,121)		72,114
CASH AND OTHER ASSETS, LESS LIABILITIES—14.6%		12,316
TOTAL NET ASSETS—100%		$84,430

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	08/31/2023	Monthly	$84,422	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in
Note 2 of the accompanying Notes to Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended July 31,
2023.

Commodity	Weight
Gold	27.5%
Brent Crude Oil	14.3
Heating Oil	11.8
RBOB Gasoline	7.0
Aluminum	4.9
Copper	4.6
Zinc	4.1
GasOil	3.8
Corn	3.3
Nickel	3.3
Soybeans	3.2
Soybean Oil	2.5
Sugar	2.0
Cotton	2.0
KC Wheat	1.9
Soymeal	1.9
Wheat	1.9
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Corporate Culture ETF (currently, Harbor Human Capital Factor US Large Cap ETF)
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—91.2%
Shares		Value
AEROSPACE & DEFENSE—1.6%
6,149	Lockheed Martin Corp.	$2,745
3,235	Northrop Grumman Corp.	1,439
		4,184
AIR FREIGHT & LOGISTICS—1.2%
17,466	United Parcel Service, Inc. Class B	3,268
AUTOMOBILES—0.3%
65,534	Ford Motor Co.	866
BANKS—1.3%
109,799	Bank of America Corp.	3,514
BEVERAGES—0.4%
780	Brown-Forman Corp. Class A	56
4,893	Brown-Forman Corp. Class B	345
2,341	Constellation Brands, Inc. Class A	639
		1,040
BIOTECHNOLOGY—2.3%
2,098	Alnylam Pharmaceuticals, Inc. *	410
9,635	Amgen, Inc.	2,256
3,358	BioMarin Pharmaceutical, Inc. *	295
3,401	Incyte Corp. *	217
1,805	Regeneron Pharmaceuticals, Inc. *	1,339
4,810	Vertex Pharmaceuticals, Inc. *	1,695
		6,212
BROADLINE RETAIL—0.5%
18,632	eBay, Inc.	829
4,163	Etsy, Inc. *	423
		1,252
CAPITAL MARKETS—4.2%
2,369	Ares Management Corp. Class A	235
2,288	BlackRock, Inc.	1,690
22,887	Charles Schwab Corp.	1,513
452	FactSet Research Systems, Inc.	197
4,400	Franklin Resources, Inc.	129
5,246	Goldman Sachs Group, Inc.	1,867
10,805	KKR & Co., Inc.	641
20,162	Morgan Stanley	1,846
904	MSCI, Inc. Class A	495
5,459	Nasdaq, Inc.	276
5,369	S&P Global, Inc.	2,118
1,651	Tradeweb Markets, Inc. Class A	135
		11,142
CHEMICALS—1.0%
17,353	Corteva, Inc.	979
16,564	Dow, Inc.	936
10,332	DuPont de Nemours, Inc.	802
		2,717
COMMUNICATIONS EQUIPMENT—0.1%
2,544	Arista Networks, Inc. *	395
CONSTRUCTION & ENGINEERING—0.2%
3,344	Quanta Services, Inc.	674

COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—0.6%
8,391	American Express Co.	$1,417
7,615	Synchrony Financial	263
		1,680
ELECTRIC UTILITIES—1.8%
10,724	American Electric Power Co., Inc.	909
7,860	Edison International	566
19,696	Exelon Corp.	825
32,721	PG&E Corp. *	576
15,046	PPL Corp.	414
21,640	The Southern Co.	1,565
		4,855
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
3,141	Trimble, Inc. *	169
ENERGY EQUIPMENT & SERVICES—0.8%
34,909	Schlumberger NV	2,037
ENTERTAINMENT—1.2%
3,874	Electronic Arts, Inc.	528
5,297	Netflix, Inc. *	2,326
3,466	ROBLOX Corp. Class A*	136
1,279	Spotify Technology SA *	191
		3,181
FINANCIAL SERVICES—5.7%
20,437	Berkshire Hathaway, Inc. Class B*	7,193
20,663	Mastercard, Inc. Class A	8,147
		15,340
FOOD PRODUCTS—0.9%
9,683	General Mills, Inc.	724
21,404	Mondelez International, Inc. Class A	1,586
		2,310
GAS UTILITIES—0.1%
2,858	Atmos Energy Corp.	348
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
1,008	Align Technology, Inc. *	381
47,228	Boston Scientific Corp. *	2,449
5,952	GE HealthCare Technologies, Inc.	464
6,168	Intuitive Surgical, Inc. *	2,001
2,644	ResMed, Inc.	588
		5,883
HEALTH CARE TECHNOLOGY—0.1%
1,687	Veeva Systems, Inc. Class A*	344
HOTELS, RESTAURANTS & LEISURE—2.9%
9,986	Airbnb, Inc. Class A*	1,520
1,301	Booking Holdings, Inc. *	3,865
5,015	Expedia Group, Inc. *	614
9,324	Marriott International, Inc. Class A	1,882
		7,881
HOUSEHOLD PRODUCTS—2.9%
13,381	Colgate-Palmolive Co.	1,021
5,379	Kimberly-Clark Corp.	694

⬤

Harbor Corporate Culture ETF (currently, Harbor Human Capital Factor US Large Cap ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—Continued
38,320	Procter & Gamble Co.	$5,989
		7,704
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
13,699	AES Corp.	296
INDUSTRIAL CONGLOMERATES—1.2%
16,860	Honeywell International, Inc.	3,273
INDUSTRIAL REITS—0.8%
17,474	ProLogis, Inc.	2,180
INSURANCE—1.2%
5,304	Arch Capital Group Ltd. *	412
2,179	Cincinnati Financial Corp.	234
5,039	Hartford Financial Services Group, Inc.	362
3,923	Principal Financial Group, Inc.	313
8,815	Progressive Corp.	1,111
3,835	Travelers Cos., Inc.	662
		3,094
INTERACTIVE MEDIA & SERVICES—10.2%
75,090	Alphabet, Inc. Class A*	9,966
67,988	Alphabet, Inc. Class C*	9,050
4,142	Match Group, Inc. *	193
23,486	Meta Platforms, Inc. Class A*	7,482
7,408	Pinterest, Inc. Class A*	215
13,241	Snap, Inc. Class A*	150
3,597	ZoomInfo Technologies, Inc. Class A*	92
		27,148
IT SERVICES—1.0%
624	EPAM Systems, Inc. *	148
10,994	IBM Corp.	1,585
744	MongoDB, Inc. Class A*	315
2,965	Snowflake, Inc. Class A*	527
1,974	Twilio, Inc. Class A*	130
		2,705
LIFE SCIENCES TOOLS & SERVICES—0.7%
5,097	Agilent Technologies, Inc.	621
2,694	Illumina, Inc. *	517
3,164	IQVIA Holdings, Inc. *	708
		1,846
MACHINERY—1.4%
3,345	Cummins, Inc.	873
6,849	Deere & Co.	2,942
		3,815
MEDIA—0.3%
4,540	Omnicom Group, Inc.	384
4,235	Trade Desk, Inc. Class A*	387
		771
METALS & MINING—0.7%
21,003	Newmont Corp.	901
6,035	Nucor Corp.	1,039
		1,940

COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—0.4%
7,496	Consolidated Edison, Inc.	$711
3,965	DTE Energy Co.	453
		1,164
OIL, GAS & CONSUMABLE FUELS—4.2%
34,888	Chevron Corp.	5,710
24,615	ConocoPhillips	2,898
6,357	EQT Corp.	268
5,138	Hess Corp.	780
7,731	ONEOK, Inc.	518
4,127	Pioneer Natural Resources Co.	931
		11,105
PASSENGER AIRLINES—0.6%
15,416	Delta Air Lines, Inc.	713
14,319	Southwest Airlines Co.	489
7,733	United Airlines Holdings, Inc. *	420
		1,622
PHARMACEUTICALS—8.4%
14,704	Eli Lilly & Co.	6,684
45,835	Johnson & Johnson	7,679
42,791	Merck & Co., Inc.	4,564
97,660	Pfizer, Inc.	3,521
		22,448
PROFESSIONAL SERVICES—0.2%
3,054	Jacobs Solutions, Inc.	383
3,014	TransUnion	240
		623
RESIDENTIAL REITS—0.2%
2,009	Camden Property Trust	219
1,142	Essex Property Trust, Inc.	278
		497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.2%
17,560	Advanced Micro Devices, Inc. *	2,009
49,718	Intel Corp.	1,778
9,759	Marvell Technology, Inc.	636
25,325	NVIDIA Corp.	11,834
1,804	Teradyne, Inc.	204
		16,461
SOFTWARE—11.1%
5,584	Adobe, Inc. *	3,050
1,032	ANSYS, Inc. *	353
1,540	Atlassian Corp. PLC Class A*	280
2,502	Autodesk, Inc. *	530
3,028	Cadence Design Systems, Inc. *	709
2,310	CrowdStrike Holdings, Inc. Class A*	374
6,927	Fortinet, Inc. *	538
3,374	Intuit, Inc.	1,727
43,578	Microsoft Corp.	14,639
16,361	Palantir Technologies, Inc. Class A*	325
3,257	Palo Alto Networks, Inc. *	814
11,787	Salesforce, Inc. *	2,652
2,446	ServiceNow, Inc. *	1,426
1,753	Synopsys, Inc. *	792
2,146	Unity Software, Inc. *	98

⬤

Harbor Corporate Culture ETF (currently, Harbor Human Capital Factor US Large Cap ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
2,891	VMware, Inc. Class A*	$456
2,325	Workday, Inc. Class A*	551
2,551	Zoom Video Communications, Inc. Class A*	187
918	Zscaler, Inc. *	147
		29,648
SPECIALIZED REITS—1.3%
5,472	Digital Realty Trust, Inc.	682
1,734	Equinix, Inc.	1,404
2,890	Public Storage	814
2,067	SBA Communications Corp. Class A	453
		3,353
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.8%
75,223	Apple, Inc.	14,778
15,331	Hewlett Packard Enterprise Co.	266
11,817	HP, Inc.	388
		15,432
TEXTILES, APPAREL & LUXURY GOODS—1.4%
3,918	Lululemon Athletica, Inc. *	1,483
19,581	NIKE, Inc. Class B	2,162
6,103	VF Corp.	121
		3,766

COMMON STOCKS—Continued
Shares		Value
TOBACCO—1.4%
26,645	Altria Group, Inc.	$1,210
25,017	Philip Morris International, Inc.	2,495
		3,705
TOTAL COMMON STOCKS (Cost $202,345)		243,888

EXCHANGE-TRADED FUNDS—8.2%

CAPITAL MARKETS—8.2%
80,798	Communication Services Select Sector SPDR Fund	5,558
94,304	Consumer Discretionary Select Sector SPDR Fund	16,385
TOTAL CAPITAL MARKETS (Cost $18,212)		21,943
TOTAL INVESTMENTS—99.4% (Cost $220,557)		265,831
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		1,553
TOTAL NET ASSETS—100%		$267,384

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Corporate Culture Leaders ETF (currently, Harbor Human Capital Factor Unconstrained ETF)
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
BANKS—1.8%
2,778	Pinnacle Financial Partners, Inc.	$211
BIOTECHNOLOGY—3.0%
626	Alnylam Pharmaceuticals, Inc. *	122
2,953	Intellia Therapeutics, Inc. *	125
857	Sarepta Therapeutics, Inc. *	93
		340
BROADLINE RETAIL—1.2%
1,374	Etsy, Inc. *	140
CAPITAL MARKETS—9.1%
323	FactSet Research Systems, Inc.	140
2,670	KKR & Co., Inc.	159
678	Morningstar, Inc.	156
278	MSCI, Inc. Class A	152
358	S&P Global, Inc.	141
4,780	TPG, Inc.	141
1,759	Tradeweb Markets, Inc. Class A	144
		1,033
CONSUMER FINANCE—2.9%
302	Credit Acceptance Corp. *	168
4,768	Synchrony Financial	165
		333
ELECTRIC UTILITIES—1.1%
4,513	PPL Corp.	124
ENTERTAINMENT—5.8%
378	Netflix, Inc. *	166
3,274	ROBLOX Corp. Class A*	129
2,396	Roku, Inc. *	231
893	Spotify Technology SA *	133
		659
FINANCIAL SERVICES—1.2%
336	Mastercard, Inc. Class A	132
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
2,387	Boston Scientific Corp. *	124
1,709	GE HealthCare Technologies, Inc.	133
415	Intuitive Surgical, Inc. *	135
		392
HEALTH CARE PROVIDERS & SERVICES—0.9%
5,272	agilon health, Inc. *	101
HEALTH CARE TECHNOLOGY—1.2%
3,876	Doximity, Inc. Class A*	138
HOTELS, RESTAURANTS & LEISURE—1.6%
1,229	Airbnb, Inc. Class A*	187
HOUSEHOLD PRODUCTS—2.2%
1,555	Colgate-Palmolive Co.	118
817	Procter & Gamble Co.	128
		246
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.1%
5,820	AES Corp.	126

COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL REITS—1.1%
1,024	ProLogis, Inc.	$128
INSURANCE—2.4%
2,287	First American Financial Corp.	145
952	RLI Corp.	127
		272
INTERACTIVE MEDIA & SERVICES—6.8%
1,111	Alphabet, Inc. Class A*	147
1,108	Alphabet, Inc. Class C*	148
542	Meta Platforms, Inc. Class A*	173
2,066	Ziff Davis, Inc. *	150
6,262	ZoomInfo Technologies, Inc. Class A*	160
		778
IT SERVICES—7.1%
569	EPAM Systems, Inc. *	135
938	Globant SA *	164
480	MongoDB, Inc. Class A*	203
16,789	Thoughtworks Holding, Inc. *	119
2,822	Twilio, Inc. Class A*	186
		807
LIFE SCIENCES TOOLS & SERVICES—1.1%
1,011	Agilent Technologies, Inc.	123
MEDIA—1.6%
2,031	Trade Desk, Inc. Class A*	185
METALS & MINING—2.7%
2,959	Commercial Metals Co.	170
1,334	Steel Dynamics, Inc.	142
		312
MULTI-UTILITIES—1.1%
1,283	Consolidated Edison, Inc.	122
OIL, GAS & CONSUMABLE FUELS—2.6%
1,296	ConocoPhillips	153
629	Pioneer Natural Resources Co.	142
		295
PASSENGER AIRLINES—1.6%
3,888	Delta Air Lines, Inc.	180
PHARMACEUTICALS—1.2%
796	Johnson & Johnson	133
PROFESSIONAL SERVICES—2.7%
2,020	ASGN, Inc. *	154
1,910	TransUnion	152
		306
RETAIL REITS—1.2%
3,366	Spirit Realty Capital, Inc.	136
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.9%
4,422	Intel Corp.	158
448	NVIDIA Corp.	209
971	Silicon Laboratories, Inc. *	145

⬤

Harbor Corporate Culture Leaders ETF (currently, Harbor Human Capital Factor Unconstrained ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
1,426	Teradyne, Inc.	$161
		673
SOFTWARE—21.8%
385	Adobe, Inc. *	210
964	Atlassian Corp. PLC Class A*	175
636	Cadence Design Systems, Inc. *	149
5,805	Dropbox, Inc. Class A*	157
4,515	Gitlab, Inc. Class A*	224
1,628	Guidewire Software, Inc. *	138
299	Intuit, Inc.	153
412	Microsoft Corp.	138
983	Monday.com Ltd. *	178
630	Salesforce, Inc. *	142
6,657	Samsara, Inc. Class A*	186
7,184	SentinelOne, Inc. Class A*	120
283	ServiceNow, Inc. *	165

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,035	VMware, Inc. Class A*	$163
1,124	Zscaler, Inc. *	180
		2,478
SPECIALIZED REITS—1.1%
547	SBA Communications Corp. Class A	120
TEXTILES, APPAREL & LUXURY GOODS—1.1%
340	Lululemon Athletica, Inc. *	129
TOTAL COMMON STOCKS (Cost $10,289)		11,339
TOTAL INVESTMENTS—99.6% (Cost $10,289)		11,339
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		41
TOTAL NET ASSETS—100%		$11,380

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Corporate Culture Small Cap ETF (currently, Harbor Human Capital Factor US Small Cap ETF)
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
AUTOMOBILE COMPONENTS—1.3%
20,509	Gentherm, Inc. *	$1,226
19,854	Stoneridge, Inc. *	406
		1,632
AUTOMOBILES—0.5%
37,882	Fisker, Inc. *	234
6,208	Winnebago Industries, Inc.	427
		661
BANKS—3.7%
15,620	Bridgewater Bancshares, Inc. *	167
9,709	City Holding Co.	960
24,508	Live Oak Bancshares, Inc.	928
20,442	Origin Bancorp, Inc.	666
44,905	Seacoast Banking Corp. of Florida	1,110
37,400	Veritex Holdings, Inc.	805
		4,636
BIOTECHNOLOGY—7.4%
50,076	Atara Biotherapeutics, Inc. *	111
26,119	Beam Therapeutics, Inc. *	806
24,189	Biohaven Ltd. *	481
24,353	Blueprint Medicines Corp. *	1,607
13,894	Cullinan Oncology, Inc. *	147
38,124	Denali Therapeutics, Inc. *	1,084
18,902	Kymera Therapeutics, Inc. *	414
21,339	Mersana Therapeutics, Inc. *	26
30,768	PTC Therapeutics, Inc. *	1,241
17,385	REGENXBIO, Inc. *	330
40,278	Relay Therapeutics, Inc. *	508
21,053	Sage Therapeutics, Inc. *	730
24,835	Twist Bioscience Corp. *	604
25,972	Ultragenyx Pharmaceutical, Inc. *	1,120
		9,209
BUILDING PRODUCTS—0.8%
35,138	PGT Innovations, Inc. *	1,005
CAPITAL MARKETS—5.2%
20,666	Evercore, Inc. Class A	2,791
24,718	Perella Weinberg Partners Class A	244
15,756	PJT Partners, Inc. Class A	1,250
33,981	StepStone Group, Inc. Class A	954
41,812	TPG, Inc.	1,230
		6,469
CHEMICALS—4.0%
140,007	Amyris, Inc. *	124
32,815	HB Fuller Co.	2,429
9,719	Koppers Holdings, Inc.	372
35,420	Rayonier Advanced Materials, Inc. *	168
10,122	Stepan Co.	970
65,185	Tronox Holdings PLC	866
		4,929
COMMERCIAL SERVICES & SUPPLIES—1.0%
11,031	Cimpress PLC (Ireland)*	767
56,159	Steelcase, Inc. Class A	481
		1,248

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—1.6%
11,135	Calix, Inc. *	$502
24,789	Extreme Networks, Inc. *	659
16,537	Harmonic, Inc. *	247
45,679	Infinera Corp. *	206
12,996	Viasat, Inc. *	402
		2,016
CONSUMER FINANCE—0.2%
32,176	EZCORP, Inc. Class A*	292
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
14,959	PriceSmart, Inc.	1,163
20,213	SpartanNash Co.	453
		1,616
DIVERSIFIED CONSUMER SERVICES—4.0%
136,753	Chegg, Inc. *	1,385
18,825	Coursera, Inc. *	296
4,661	Duolingo, Inc. *	723
89,853	Laureate Education, Inc.	1,152
69,473	Rover Group, Inc. Class A*	381
23,485	Stride, Inc. *	897
15,331	Udemy, Inc. *	181
		5,015
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
4,197	Bandwidth, Inc. Class A*	64
27,319	Liberty Latin America Ltd. Class A (Puerto Rico)*	229
		293
ELECTRIC UTILITIES—0.8%
25,415	Hawaiian Electric Industries, Inc.	976
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
10,897	Arlo Technologies, Inc. *	124
ENERGY EQUIPMENT & SERVICES—3.7%
99,225	Archrock, Inc.	1,157
14,286	Bristow Group, Inc. *	440
6,076	Nabors Industries Ltd. *	744
141,791	Patterson-UTI Energy, Inc.	2,246
		4,587
FINANCIAL SERVICES—4.2%
104,112	Affirm Holdings, Inc. *	2,019
15,749	Flywire Corp. *	537
175,901	Payoneer Global, Inc. *	936
19,874	Walker & Dunlop, Inc.	1,808
		5,300
FOOD PRODUCTS—0.1%
13,225	Vital Farms, Inc. *	155
GAS UTILITIES—0.7%
11,162	ONE Gas, Inc.	883
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
17,850	AtriCure, Inc. *	988
14,566	Axogen, Inc. *	126
15,803	Glaukos Corp. *	1,219

⬤

Harbor Corporate Culture Small Cap ETF (currently, Harbor Human Capital Factor US Small Cap ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
18,559	Outset Medical, Inc. *	$382
32,921	Tandem Diabetes Care, Inc. *	1,149
		3,864
HEALTH CARE PROVIDERS & SERVICES—2.9%
116,534	23andMe Holding Co. Class A*	224
50,847	AdaptHealth Corp. Class A*	699
10,585	Castle Biosciences, Inc. *	178
33,208	DocGo, Inc. *	279
53,134	Hims & Hers Health, Inc. *	476
42,026	Progyny, Inc. *	1,755
		3,611
HEALTH CARE REITS—1.6%
133,706	Physicians Realty Trust	1,971
HEALTH CARE TECHNOLOGY—2.9%
7,614	Definitive Healthcare Corp. Class A*	90
18,971	Doximity, Inc. Class A*	678
57,959	Evolent Health, Inc. Class A*	1,761
12,224	GoodRx Holdings, Inc. Class A*	113
11,984	Health Catalyst, Inc. *	168
4,552	HealthStream, Inc.	102
11,216	Schrodinger, Inc. *	587
57,880	Sharecare, Inc. *	81
		3,580
HOTEL & RESORT REITS—1.5%
116,873	Apple Hospitality REIT, Inc.	1,812
HOTELS, RESTAURANTS & LEISURE—1.6%
7,706	Bluegreen Vacations Holding Corp. Class A	301
26,390	Brinker International, Inc. *	1,037
10,015	Dutch Bros, Inc. Class A*	311
22,390	PlayAGS, Inc. *	148
10,314	Xponential Fitness, Inc. Class A*	218
		2,015
HOUSEHOLD DURABLES—4.9%
6,232	Beazer Homes USA, Inc. *	209
28,883	GoPro, Inc. Class A*	118
4,946	Helen of Troy Ltd. *	699
6,341	iRobot Corp. *	254
14,724	KB Home	795
8,897	La-Z-Boy, Inc.	279
4,222	LGI Homes, Inc. *	586
5,456	M/I Homes, Inc. *	546
7,422	Meritage Homes Corp.	1,105
30,959	Sonos, Inc. *	531
20,972	Taylor Morrison Home Corp. Class A*	1,015
		6,137
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.4%
25,162	Sunnova Energy International, Inc. *	444
INSURANCE—3.3%
19,964	Argo Group International Holdings Ltd.	593
48,431	Brighthouse Financial, Inc. *	2,525
16,383	Palomar Holdings, Inc. *	992
		4,110

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—1.3%
15,645	Cargurus, Inc. *	$355
12,372	Cars.com, Inc. *	282
15,191	Eventbrite, Inc. Class A*	175
19,022	Nextdoor Holdings, Inc. *	59
47,326	QuinStreet, Inc. *	420
23,178	Taboola.com Ltd. (Israel)*	87
22,545	Vimeo, Inc. *	93
9,559	ZipRecruiter, Inc. Class A*	177
		1,648
IT SERVICES—1.2%
11,172	DigitalOcean Holdings, Inc. *	553
23,295	Fastly, Inc. Class A*	428
12,244	Grid Dynamics Holdings, Inc. *	128
43,378	Thoughtworks Holding, Inc. *	307
1,576	Tucows, Inc. Class A*	49
		1,465
MEDIA—1.1%
26,706	John Wiley & Sons, Inc. Class A	914
18,602	Magnite, Inc. *	281
5,535	TechTarget, Inc. *	180
		1,375
METALS & MINING—1.9%
7,810	Piedmont Lithium, Inc. *	428
10,280	Ryerson Holding Corp.	437
38,208	SunCoke Energy, Inc.	339
14,887	Worthington Industries, Inc.	1,111
		2,315
MULTI-UTILITIES—0.7%
14,297	Black Hills Corp.	863
OIL, GAS & CONSUMABLE FUELS—2.8%
211,408	Kosmos Energy Ltd. (Ghana)*	1,501
86,075	Permian Resources Corp. Class A	1,006
6,542	SilverBow Resources, Inc. *	235
34,375	Talos Energy, Inc. *	550
38,591	Teekay Corp. (Bermuda)*	257
		3,549
PERSONAL CARE PRODUCTS—1.8%
10,073	Edgewell Personal Care Co.	397
10,689	elf Beauty, Inc. *	1,248
10,451	Nu Skin Enterprises, Inc. Class A	307
4,865	USANA Health Sciences, Inc. *	316
		2,268
PHARMACEUTICALS—0.6%
82,798	Nektar Therapeutics Class A*	44
31,337	Revance Therapeutics, Inc. *	741
		785
PROFESSIONAL SERVICES—5.1%
4,459	CRA International, Inc.	446
5,931	CSG Systems International, Inc.	306
8,089	Forrester Research, Inc. *	258
12,472	Huron Consulting Group, Inc. *	1,179
19,589	Insperity, Inc.	2,305

⬤

Harbor Corporate Culture Small Cap ETF (currently, Harbor Human Capital Factor US Small Cap ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
12,431	Kforce, Inc.	$788
35,392	Planet Labs PBC *	132
88,282	Upwork, Inc. *	921
		6,335
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
42,750	eXp World Holdings, Inc.	1,066
11,370	RE/MAX Holdings, Inc. Class A	224
196,625	WeWork, Inc. Class A*	43
		1,333
RETAIL REITS—3.2%
24,888	Getty Realty Corp.	804
40,559	InvenTrust Properties Corp.	987
52,034	RPT Realty	566
114,533	SITE Centers Corp.	1,609
		3,966
SOFTWARE—8.5%
12,716	A10 Networks, Inc.	197
9,673	Altair Engineering, Inc. Class A*	725
8,885	Amplitude, Inc. Class A*	103
3,241	Appfolio, Inc. Class A*	585
12,981	Asana, Inc. Class A*	315
66,955	Aurora Innovation, Inc. *	220
21,695	AvePoint, Inc. *	134
25,139	Box, Inc. Class A*	786
7,082	Braze, Inc. Class A*	322
22,360	Confluent, Inc. Class A*	772
3,963	Couchbase, Inc. *	66
6,554	Domo, Inc. Class B*	117
15,742	DoubleVerify Holdings, Inc. *	663
9,059	Expensify, Inc. Class A*	73
26,176	Freshworks, Inc. Class A*	488
2,596	Intapp, Inc. *	107
13,070	Jamf Holding Corp. *	284
10,873	N-able, Inc. *	153
14,899	nCino, Inc. *	482
15,667	PagerDuty, Inc. *	406
7,707	Progress Software Corp.	463
11,469	Rapid7, Inc. *	526
19,243	Samsara, Inc. Class A*	538
6,470	Semrush Holdings, Inc. Class A*	69
9,882	Sprout Social, Inc. Class A*	565
19,548	Varonis Systems, Inc. Class B*	561

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
8,845	Workiva, Inc. Class A*	$931
		10,651
SPECIALTY RETAIL—3.2%
3,240	America’s Car-Mart, Inc. *	386
10,909	Asbury Automotive Group, Inc. *	2,461
192,245	Farfetch Ltd. Class A (United Kingdom)*	1,111
		3,958
TEXTILES, APPAREL & LUXURY GOODS—0.5%
12,293	Fossil Group, Inc. *	34
19,071	Levi Strauss & Co. Class A	287
3,000	Oxford Industries, Inc.	324
4,531	Vera Bradley, Inc. *	31
		676
TRADING COMPANIES & DISTRIBUTORS—2.4%
39,729	Core & Main, Inc. Class A*	1,256
22,817	GMS, Inc. *	1,681
		2,937
WATER UTILITIES—0.3%
5,938	SJW Group	418
WIRELESS TELECOMMUNICATION SERVICES—0.4%
36,315	Gogo, Inc. *	547
TOTAL COMMON STOCKS (Cost $110,285)		123,679

EXCHANGE-TRADED FUNDS—0.8%

CAPITAL MARKETS—0.8%
2,655	Invesco S&P SmallCap Consumer Discretionary ETF	255
3,484	Invesco S&P SmallCap Financials ETF	164
5,263	Invesco S&P SmallCap Industrials ETF	563
TOTAL CAPITAL MARKETS (Cost $865)		982
TOTAL INVESTMENTS—99.9% (Cost $111,150)		124,661
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		138
TOTAL NET ASSETS—100%		$124,799

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AUTOMOBILES—1.8%
2,126	Tesla, Inc. *	$569
BIOTECHNOLOGY—9.7%
1,789	89bio, Inc. *	28
31,515	Adaptimmune Therapeutics PLC ADR*,1	30
5,054	Alkermes PLC *	148
16,261	Allogene Therapeutics, Inc. *	81
4,833	Arrowhead Pharmaceuticals, Inc. *	167
3,379	Ascendis Pharma AS ADR (Denmark)*,1	305
68,501	Autolus Therapeutics PLC ADR (United Kingdom)*,1	221
7,034	Avidity Biosciences, Inc. *	67
5,896	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	145
16,429	C4 Therapeutics, Inc. *	64
3,397	Fate Therapeutics, Inc. *	14
3,000	Freeline Therapeutics Holdings PLC ADR (United Kingdom)*,1	11
3,093	Intellia Therapeutics, Inc. *	131
15,782	Iovance Biotherapeutics, Inc. *	114
1,954	Krystal Biotech, Inc. *	252
3,494	Kymera Therapeutics, Inc. *	76
2,169	Legend Biotech Corp. ADR*,1	164
46,905	Magenta Therapeutics, Inc. *	38
1,678	Moderna, Inc. *	197
31,196	Precision BioSciences, Inc. *	18
7,485	REGENXBIO, Inc. *	142
10,360	Repare Therapeutics, Inc. (Canada)*	95
7,218	Replimune Group, Inc. *	152
15,498	Rocket Pharmaceuticals, Inc. *	280
615	Sarepta Therapeutics, Inc. *	67
81,404	Synlogic, Inc. *	40
6,063	UniQure NV (Netherlands)*	63
		3,110
BROADLINE RETAIL—5.8%
7,663	Amazon.com, Inc. *	1,024
668	MercadoLibre, Inc. (Brazil)*	827
		1,851
CHEMICALS—2.0%
1,665	Linde PLC	650
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
52,761	Dada Nexus Ltd. ADR (China)*,1	353
ELECTRIC UTILITIES—0.4%
1,658	NextEra Energy, Inc.	122
ELECTRICAL EQUIPMENT—0.3%
342	Hubbell, Inc. Class B	107
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
4,099	Cognex Corp.	224
ENTERTAINMENT—0.5%
2,335	Sea Ltd. ADR (Singapore)*,1	155
FINANCIAL SERVICES—6.3%
321	Adyen NV (Netherlands)*,2	596
8,065	Block, Inc. *	650
4,599	Fiserv, Inc. *	580

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
8,691	Toast, Inc. Class A*	$192
		2,018
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
3,170	Dexcom, Inc. *	395
287	IDEXX Laboratories, Inc. *	159
356	Inspire Medical Systems, Inc. *	102
632	Insulet Corp. *	175
1,416	Lantheus Holdings, Inc. *	123
949	Masimo Corp. *	116
367	The Cooper Companies, Inc.	144
		1,214
HEALTH CARE PROVIDERS & SERVICES—0.2%
50,702	Invitae Corp. *	72
HOTELS, RESTAURANTS & LEISURE—5.1%
2,247	Airbnb, Inc. Class A*	342
157	Chipotle Mexican Grill, Inc. Class A*	308
311,843	Deliveroo PLC Class A (United Kingdom)*,2	526
5,082	DoorDash, Inc. Class A*	461
		1,637
INSURANCE—1.6%
3,945	Progressive Corp.	497
INTERACTIVE MEDIA & SERVICES—2.9%
4,462	Alphabet, Inc. Class A*	592
1,055	Meta Platforms, Inc. Class A*	336
		928
IT SERVICES—6.8%
6,543	Cloudflare, Inc. Class A*	450
897	MongoDB, Inc. Class A*	380
4,151	Okta, Inc. *	319
8,739	Shopify, Inc. Class A (Canada)*	590
2,398	Snowflake, Inc. Class A*	426
		2,165
LIFE SCIENCES TOOLS & SERVICES—5.1%
344	Bio-Rad Laboratories, Inc. Class A*	139
2,646	Danaher Corp.	675
1,946	ICON PLC *	489
295	Lonza Group AG (Switzerland)	171
295	Thermo Fisher Scientific, Inc.	162
		1,636
MACHINERY—1.1%
1,991	Chart Industries, Inc. *	363
PHARMACEUTICALS—1.4%
4,055	Arvinas, Inc. *	100
2,400	Catalent, Inc. *	117
519	Eli Lilly & Co.	236
		453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.5%
8,159	Advanced Micro Devices, Inc. *	933
2,211	Applied Materials, Inc.	335
963	ASML Holding NV (Netherlands)	691

⬤

Harbor Disruptive Innovation ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
1,399	Lam Research Corp.	$1,005
2,728	Lattice Semiconductor Corp. *	248
2,550	Microchip Technology, Inc.	240
1,136	NVIDIA Corp.	531
3,586	Texas Instruments, Inc.	645
		4,628
SOFTWARE—23.7%
113,309	Agora, Inc. ADR (China)*,1	366
1,271	Atlassian Corp. PLC Class A*	231
3,768	Box, Inc. Class A*	118
2,665	Cadence Design Systems, Inc. *	624
2,029	Datadog, Inc. Class A*	237
9,915	Domo, Inc. Class B*	177
2,967	Dynatrace, Inc. *	162
4,930	Fortinet, Inc. *	383
717	HubSpot, Inc. *	416
4,110	Microsoft Corp.	1,381
1,151	Palo Alto Networks, Inc. *	288
3,618	Procore Technologies, Inc. *	274
2,200	Salesforce, Inc. *	495
20,371	Samsara, Inc. Class A*	569

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
1,639	ServiceNow, Inc. *	$955
7,243	Smartsheet, Inc. Class A*	322
2,804	Splunk, Inc. *	304
1,162	Workday, Inc. Class A*	276
		7,578
SPECIALTY RETAIL—1.0%
55,691	Farfetch Ltd. Class A (United Kingdom)*	322
TRADING COMPANIES & DISTRIBUTORS—1.2%
839	United Rentals, Inc.	390
WIRELESS TELECOMMUNICATION SERVICES—1.7%
3,995	T-Mobile US, Inc. *	550
TOTAL COMMON STOCKS (Cost $27,049)		31,592
TOTAL INVESTMENTS—98.7% (Cost $27,049)		31,592
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		417
TOTAL NET ASSETS—100%		$32,009

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $1,122 or 4% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AIR FREIGHT & LOGISTICS—1.6%
17,942	United Parcel Service, Inc. Class B	$3,358
BANKS—3.6%
114,597	Bank of America Corp.	3,667
265,315	New York Community Bancorp, Inc.	3,680
		7,347
BEVERAGES—6.5%
80,258	Coca-Cola Co.	4,970
15,980	Diageo PLC ADR (United Kingdom)[1]	2,812
29,874	PepsiCo, Inc.	5,600
		13,382
BIOTECHNOLOGY—2.0%
53,923	Gilead Sciences, Inc.	4,106
BUILDING PRODUCTS—2.2%
22,703	Trane Technologies PLC	4,528
CAPITAL MARKETS—2.9%
9,646	Ameriprise Financial, Inc.	3,361
12,877	CME Group, Inc.	2,562
		5,923
CHEMICALS—2.2%
35,338	Celanese Corp. Class A	4,431
COMMERCIAL SERVICES & SUPPLIES—1.5%
6,014	Cintas Corp.	3,019
COMMUNICATIONS EQUIPMENT—2.5%
97,362	Cisco Systems, Inc.	5,067
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.9%
27,977	Target Corp.	3,818
CONTAINERS & PACKAGING—0.8%
35,787	Silgan Holdings, Inc.	1,569
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
47,108	Cogent Communications Holdings, Inc.	2,885
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
18,184	CDW Corp.	3,402
FOOD PRODUCTS—1.6%
14,439	Hershey Co.	3,340
HEALTH CARE PROVIDERS & SERVICES—3.8%
15,147	UnitedHealth Group, Inc.	7,670
HOTELS, RESTAURANTS & LEISURE—3.4%
10,002	McDonald’s Corp.	2,932
36,449	Texas Roadhouse, Inc. Class A	4,066
		6,998
INSURANCE—7.1%
50,129	American International Group, Inc.	3,022
30,642	Arthur J. Gallagher & Co.	6,582
22,699	Primerica, Inc.	4,828
		14,432

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.3%
47,395	IBM Corp.	$6,833
MACHINERY—5.7%
13,926	Cummins, Inc.	3,632
21,255	IDEX Corp.	4,799
40,349	Mueller Industries, Inc.	3,271
		11,702
METALS & MINING—1.2%
40,515	BHP Group Ltd. ADR (Australia)[1]	2,538
OIL, GAS & CONSUMABLE FUELS—3.9%
21,713	Chevron Corp.	3,553
82,733	Devon Energy Corp.	4,468
		8,021
PHARMACEUTICALS—7.0%
20,709	Eli Lilly & Co.	9,413
46,817	Merck & Co., Inc.	4,993
		14,406
RESIDENTIAL REITS—3.3%
48,778	Equity LifeStyle Properties, Inc.	3,472
25,307	Sun Communities, Inc.	3,298
		6,770
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.0%
14,945	Analog Devices, Inc.	2,982
7,446	Broadcom, Inc.	6,691
64,953	Microchip Technology, Inc.	6,102
35,981	QUALCOMM, Inc.	4,756
		20,531
SOFTWARE—5.4%
32,701	Microsoft Corp.	10,985
SPECIALTY RETAIL—1.5%
13,604	Tractor Supply Co.	3,047
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.0%
62,251	Apple, Inc.	12,229
TEXTILES, APPAREL & LUXURY GOODS—2.1%
39,437	NIKE, Inc. Class B	4,353
TRADING COMPANIES & DISTRIBUTORS—1.7%
9,100	Watsco, Inc.	3,442
TOTAL COMMON STOCKS (Cost $170,623)		200,132
TOTAL INVESTMENTS—97.8% (Cost $170,623)		200,132
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		4,588
TOTAL NET ASSETS—100%		$204,720

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Energy Transition Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

SHORT-TERM INVESTMENTS—75.4%

Principal Amount		Value
U.S. TREASURY BILLS—75.4%
	U.S. Treasury Bills
$6,090	5.020%—08/10/2023†	$6,082
6,842	5.146%—09/21/2023†	6,791
6,607	5.173%—10/03/2023†	6,547
TOTAL SHORT-TERM INVESTMENTS (Cost $19,422)		19,420
TOTAL INVESTMENTS—75.4% (Cost $19,422)		19,420
CASH AND OTHER ASSETS, LESS LIABILITIES—24.6%		6,342
TOTAL NET ASSETS—100%		$25,762

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	08/31/2023	Monthly	$25,761	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended July 31,
2023.

Commodity	Weight
Emissions (Europe)	14.8%
Aluminum	12.8
Natural Gas (United States)	10.2
Copper	9.0
Soybean Oil	8.2
Natural Gas (Europe)	8.0
Nickel	7.8
Silver	7.4
Zinc	4.9
Natural Gas (United Kingdom)	3.5
Emissions (California)	3.4
Platinum	2.6
Lead	2.6
Palladium	2.5
Ethanol	2.3
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
BIOTECHNOLOGY—21.9%
1,542	89bio, Inc. *	$24
3,625	Alkermes PLC *	106
417	Apellis Pharmaceuticals, Inc. *	11
3,865	Ascendis Pharma AS ADR (Denmark)*,1	348
1,097	Cerevel Therapeutics Holdings, Inc. *	34
584	CRISPR Therapeutics AG (Switzerland)*	33
1,608	Legend Biotech Corp. ADR*,1	121
961	MoonLake Immunotherapeutics Class A*	58
405	Neurocrine Biosciences, Inc. *	41
2,584	Rocket Pharmaceuticals, Inc. *	47
477	Sarepta Therapeutics, Inc. *	52
299	United Therapeutics Corp. *	73
721	Vaxcyte, Inc. *	35
		983
HEALTH CARE EQUIPMENT & SUPPLIES—22.0%
176	Align Technology, Inc. *	67
1,095	Dexcom, Inc. *	136
527	Haemonetics Corp. *	49
105	IDEXX Laboratories, Inc. *	58
765	Inspire Medical Systems, Inc. *	220
418	Insulet Corp. *	116
1,125	Lantheus Holdings, Inc. *	97
1,377	Masimo Corp. *	168
191	The Cooper Companies, Inc.	75
		986
HEALTH CARE PROVIDERS & SERVICES—21.3%
168	Humana, Inc.	77
5,064	Option Care Health, Inc. *	171
1,392	UnitedHealth Group, Inc.	705
		953

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE TECHNOLOGY—2.0%
6,697	Veradigm, Inc. *	$90
LIFE SCIENCES TOOLS & SERVICES—13.5%
2,893	Avantor, Inc. *	60
943	Azenta, Inc. *	44
416	Bio-Rad Laboratories, Inc. Class A*	169
661	Bio-Techne Corp.	55
728	ICON PLC *	183
133	Repligen Corp. *	23
130	Thermo Fisher Scientific, Inc.	71
		605
PHARMACEUTICALS—17.4%
1,433	Eli Lilly & Co.	652
757	Innoviva, Inc. *	10
373	Intra-Cellular Therapies, Inc. *	23
880	Merck & Co., Inc.	94
		779
TOTAL COMMON STOCKS (Cost $4,122)		4,396
TOTAL INVESTMENTS—98.1% (Cost $4,122)		4,396
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		85
TOTAL NET ASSETS—100%		$4,481

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
BANKS—9.1%
18,387	HDFC Bank Ltd. ADR (India)[1]	$1,256
998,400	PT Bank Central Asia Tbk (Indonesia)	604
		1,860
BEVERAGES—2.8%
13,026	Diageo PLC (United Kingdom)	568
BUILDING PRODUCTS—5.8%
22,592	Assa Abloy AB Class B (Sweden)	543
3,200	Daikin Industries Ltd. (Japan)	645
		1,188
CAPITAL MARKETS—2.8%
3,008	Deutsche Boerse AG (Germany)	576
CHEMICALS—4.5%
2,319	Linde PLC	906
CONSTRUCTION & ENGINEERING—2.4%
4,162	Vinci SA (France)	489
ELECTRIC UTILITIES—4.5%
30,843	Iberdrola SA (Spain)	385
24,928	SSE PLC (United Kingdom)	539
		924
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
900	Keyence Corp. (Japan)	403
FINANCIAL SERVICES—2.2%
244	Adyen NV (Netherlands)*,2	453
FOOD PRODUCTS—4.2%
6,944	Nestle SA	851
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
6,400	Hoya Corp. (Japan)	744
HOUSEHOLD DURABLES—4.4%
9,600	Sony Group Corp. (Japan)	898
INDUSTRIAL CONGLOMERATES—4.1%
4,864	Siemens AG (Germany)	829

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.8%
57,600	AIA Group Ltd. (Hong Kong)	$572
MACHINERY—4.8%
37,568	Atlas Copco AB Class A (Sweden)	534
22,226	Epiroc AB Class A (Sweden)	444
		978
PERSONAL CARE PRODUCTS—3.5%
1,542	L’Oreal SA (France)	718
PHARMACEUTICALS—10.9%
5,696	AstraZeneca PLC (United Kingdom)	818
8,642	Novo Nordisk AS Class B (Denmark)	1,392
		2,210
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.9%
1,632	ASML Holding NV (Netherlands)	1,170
6,400	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	635
		1,805
SOFTWARE—3.4%
4,992	SAP SE (Germany)	683
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.0%
448	Samsung Electronics Co. Ltd. GDR (South Korea)[1]	610
TEXTILES, APPAREL & LUXURY GOODS—4.4%
960	LVMH Moet Hennessy Louis Vuitton SE (France)	895
TRADING COMPANIES & DISTRIBUTORS—4.6%
5,888	Ferguson PLC	945
TOTAL COMMON STOCKS (Cost $18,138)		20,105
TOTAL INVESTMENTS—98.8% (Cost $18,138)		20,105
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		248
TOTAL NET ASSETS—100%		$20,353

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $453 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.2%
Shares		Value
AUTOMOBILE COMPONENTS—0.7%
10,674	Aptiv PLC *	$1,169
AUTOMOBILES—4.8%
31,898	Tesla, Inc. *	8,531
BANKS—0.3%
3,402	JPMorgan Chase & Co.	537
BIOTECHNOLOGY—1.0%
8,938	AbbVie, Inc.	1,337
1,204	Vertex Pharmaceuticals, Inc. *	424
		1,761
BROADLINE RETAIL—7.2%
78,082	Amazon.com, Inc. *	10,438
1,899	MercadoLibre, Inc. (Brazil)*	2,351
		12,789
CAPITAL MARKETS—1.2%
5,274	Blackstone, Inc.	553
1,125	Goldman Sachs Group, Inc.	400
2,213	Moody’s Corp.	781
997	S&P Global, Inc.	393
		2,127
COMMUNICATIONS EQUIPMENT—0.6%
6,500	Arista Networks, Inc. *	1,008
CONSUMER FINANCE—0.2%
2,568	American Express Co.	434
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.0%
6,408	Costco Wholesale Corp.	3,593
ENTERTAINMENT—1.3%
3,818	Netflix, Inc. *	1,676
15,319	ROBLOX Corp. Class A*	601
		2,277
FINANCIAL SERVICES—5.3%
96,953	Adyen NV ADR (Netherlands)*,1	1,795
9,337	Apollo Global Management, Inc.	763
7,363	Mastercard, Inc. Class A	2,903
16,832	Visa, Inc. Class A	4,001
		9,462
GROUND TRANSPORTATION—2.5%
88,922	Uber Technologies, Inc. *	4,398
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
3,270	Becton Dickinson & Co.	911
9,712	Dexcom, Inc. *	1,210
1,835	Intuitive Surgical, Inc. *	595
5,125	Stryker Corp.	1,453
		4,169
HEALTH CARE PROVIDERS & SERVICES—0.2%
860	UnitedHealth Group, Inc.	435
HOTELS, RESTAURANTS & LEISURE—2.6%
8,137	Airbnb, Inc. Class A*	1,238

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
467	Chipotle Mexican Grill, Inc. Class A*	$917
11,718	Hilton Worldwide Holdings, Inc.	1,822
3,281	Marriott International, Inc. Class A	662
		4,639
INTERACTIVE MEDIA & SERVICES—9.1%
84,088	Alphabet, Inc. Class A*	11,160
15,948	Meta Platforms, Inc. Class A*	5,081
		16,241
IT SERVICES—1.8%
3,248	MongoDB, Inc. Class A*	1,375
10,529	Snowflake, Inc. Class A*	1,871
		3,246
LIFE SCIENCES TOOLS & SERVICES—0.4%
2,675	Danaher Corp.	682
MEDIA—0.4%
7,164	Trade Desk, Inc. Class A*	654
PERSONAL CARE PRODUCTS—1.0%
19,918	L’Oreal SA ADR (France)[1]	1,855
PHARMACEUTICALS—5.2%
14,684	AstraZeneca PLC ADR (United Kingdom)[1]	1,053
10,154	Eli Lilly & Co.	4,615
10,987	Merck & Co., Inc.	1,172
15,315	Novo Nordisk AS ADR (Denmark)[1]	2,467
		9,307
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.3%
30,796	Advanced Micro Devices, Inc. *	3,523
9,078	Applied Materials, Inc.	1,376
743	ASML Holding NV New York Registry Shares (Netherlands)	532
1,450	Broadcom, Inc.	1,303
1,876	Lam Research Corp.	1,348
18,966	Marvell Technology, Inc.	1,235
6,424	Micron Technology, Inc.	459
29,904	NVIDIA Corp.	13,974
		23,750
SOFTWARE—16.3%
3,129	Adobe, Inc. *	1,709
2,602	Atlassian Corp. PLC Class A*	473
1,854	Cadence Design Systems, Inc. *	434
4,878	CrowdStrike Holdings, Inc. Class A*	789
7,889	Datadog, Inc. Class A*	921
58,043	Microsoft Corp.	19,498
5,586	Palo Alto Networks, Inc. *	1,396
8,136	Salesforce, Inc. *	1,831
762	ServiceNow, Inc. *	444
3,778	Synopsys, Inc. *	1,707
		29,202
SPECIALIZED REITS—1.0%
9,594	American Tower Corp.	1,826

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—2.6%
2,483	Home Depot, Inc.	$829
2,183	O’Reilly Automotive, Inc. *	2,021
8,547	TJX Cos., Inc.	740
2,364	Ulta Beauty, Inc. *	1,051
		4,641
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—11.5%
104,741	Apple, Inc.	20,576
TEXTILES, APPAREL & LUXURY GOODS—4.4%
100,385	Cie Financiere Richemont SA ADR (Switzerland)[1]	1,614
7,185	Lululemon Athletica, Inc. *	2,720
15,781	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	2,939

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
5,941	NIKE, Inc. Class B	$656
		7,929
TOTAL COMMON STOCKS (Cost $144,587)		177,238
TOTAL INVESTMENTS—99.2% (Cost $144,587)		177,238
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		1,347
TOTAL NET ASSETS—100%		$178,585

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—98.4%
Principal Amount		Value
Aerospace & Defense—3.8%
$900	Howmet Aerospace, Inc. 5.950%—02/01/2037	$916
	TransDigm, Inc.
1,500	4.625%—01/15/2029	1,341
1,400	4.875%—05/01/2029	1,261
		2,602
900	Triumph Group, Inc. 7.750%—08/15/2025	870
		4,388
Airlines—1.0%
1,192	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	1,175
Automobiles—3.8%
	Allison Transmission, Inc.
900	3.750%—01/30/2031[1]	762
500	5.875%—06/01/2029[1]	484
		1,246
600	Aston Martin Capital Holdings Ltd. 10.500%—11/30/2025[1]	607
300	Ford Motor Credit Co. LLC 2.300%—02/10/2025	282
	Jaguar Land Rover Automotive PLC
900	5.500%—07/15/2029[1]	797
1,000	5.875%—01/15/2028[1]	936
		1,733
600	Wabash National Corp. 4.500%—10/15/2028[1]	506
		4,374
Banks—2.6%
1,400	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	1,079
	UniCredit SpA
2,000	5.459%—06/30/2035[1,2]	1,747
200	7.296%—04/02/2034[1,2]	194
		1,941
		3,020
Building Products—1.4%
1,500	Builders FirstSource, Inc. 4.250%—02/01/2032[1]	1,303
300	EnPro Industries, Inc. 5.750%—10/15/2026	293
		1,596
Capital Markets—0.3%
300	BrightSphere Investment Group, Inc. 4.800%—07/27/2026	288
Chemicals—2.4%
1,000	Chemours Co. 5.750%—11/15/2028[1]	919
1,000	Rain CII Carbon LLC/CII Carbon Corp. 7.250%—04/01/2025[1]	996

Corporate Bonds & Notes—Continued
Principal Amount		Value
Chemicals—Continued
$900	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%—09/01/2025[1]	$819
		2,734
Commercial Services & Supplies—2.9%
1,000	Cimpress PLC 7.000%—06/15/2026	945
400	CPI CG, Inc. 8.625%—03/15/2026[1]	387
800	Deluxe Corp. 8.000%—06/01/2029[1]	673
500	GFL Environmental, Inc. 3.750%—08/01/2025[1]	478
100	Matthews International Corp. 5.250%—12/01/2025[1]	96
800	PROG Holdings, Inc. 6.000%—11/15/2029[1]	725
		3,304
Communications Equipment—0.5%
700	Viasat, Inc. 6.500%—07/15/2028[1]	540
Construction & Engineering—0.8%
400	Arcosa, Inc. 4.375%—04/15/2029[1]	360
500	Tutor Perini Corp. 6.875%—05/01/2025[1]	429
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	184
		973
Construction Materials—0.1%
100	Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%—02/01/2026[1]	96
Consumer Finance—0.6%
698	Enova International, Inc. 8.500%—09/15/2025[1]	688
Diversified Consumer Services—0.4%
500	Service Corp. International 4.000%—05/15/2031	427
Diversified Financial Services—0.8%
1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250%—05/15/2027	883
Diversified REITs—4.1%
900	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	719
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
800	4.250%—02/01/2027[1]	720
300	4.750%—06/15/2029[1]	253
		973

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Diversified REITs—Continued
	Office Properties Income Trust
$100	2.650%—06/15/2026	$74
1,200	4.500%—02/01/2025	1,059
		1,133
1,300	Service Properties Trust 7.500%—09/15/2025	1,286
695	Starwood Property Trust, Inc. 4.375%—01/15/2027[1]	618
		4,729
Diversified Telecommunication Services—1.1%
1,700	Frontier Communications Holdings LLC 6.750%—05/01/2029[1]	1,316
Electric Utilities—0.9%
600	Drax Finco PLC 6.625%—11/01/2025[1]	591
300	NRG Energy, Inc. 3.875%—02/15/2032[1]	232
300	Vistra Operations Co. LLC 4.375%—05/01/2029[1]	265
		1,088
Electrical Equipment—0.5%
700	Atkore, Inc. 4.250%—06/01/2031[1]	606
Energy Equipment & Services—2.5%
300	CSI Compressco LP/CSI Compressco Finance, Inc. 7.500%—04/01/2025[1]	293
2,000	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—04/01/26 - 09/01/27	1,965
600	Weatherford International Ltd. 8.625%—04/30/2030[1]	615
		2,873
Entertainment—2.7%
1,000	CDI Escrow Issuer, Inc. 5.750%—04/01/2030[1]	930
800	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	548
1,600	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	1,610
		3,088
Equity Real Estate Investment Trusts (REITs)—0.5%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	623
Financial Services—1.2%
800	Coinbase Global, Inc. 3.375%—10/01/2028[1]	561
	OneMain Finance Corp.
300	4.000%—09/15/2030	236
300	5.375%—11/15/2029	260
		496
400	World Acceptance Corp. 7.000%—11/01/2026[1]	352
		1,409

Corporate Bonds & Notes—Continued
Principal Amount		Value
Food Products—1.5%
	Lamb Weston Holdings, Inc.
$1,700	4.125%—01/31/2030[1]	$1,502
300	4.375%—01/31/2032[1]	263
		1,765
Health Care Equipment & Supplies—1.9%
	Hologic, Inc.
1,700	3.250%—02/15/2029[1]	1,489
700	4.625%—02/01/2028[1]	666
		2,155
Health Care Providers & Services—3.3%
400	Acadia Healthcare Co., Inc. 5.500%—07/01/2028[1]	383
	DaVita, Inc.
400	3.750%—02/15/2031[1]	320
1,600	4.625%—06/01/2030[1]	1,367
		1,687
700	Encompass Health Corp. 4.625%—04/01/2031	623
1,300	Molina Healthcare, Inc. 3.875%—05/15/2032[1]	1,086
		3,779
Hotels, Restaurants & Leisure—7.0%
1,100	Boyd Gaming Corp. 4.750%—06/15/2031[1]	985
	Hilton Domestic Operating Co., Inc.
400	3.625%—02/15/2032[1]	336
1,900	4.000%—05/01/2031[1]	1,659
		1,995
900	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%—07/01/2031[1]	770
400	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%—06/01/2027[1]	387
900	Las Vegas Sands Corp. 2.900%—06/25/2025	847
	Marriott Ownership Resorts, Inc.
900	4.500%—06/15/2029[1]	781
600	4.750%—01/15/2028	543
		1,324
400	New Red Finance, Inc. 3.875%—01/15/2028[1]	367
	Royal Caribbean Cruises Ltd.
100	7.500%—10/15/2027	102
1,200	11.625%—08/15/2027[1]	1,312
		1,414
		8,089
Household Durables—1.1%
1,500	Tempur Sealy International, Inc. 4.000%—04/15/2029[1]	1,302
Internet & Catalog Retail—2.2%
400	Cars.com, Inc. 6.375%—11/01/2028[1]	378

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Internet & Catalog Retail—Continued
$980	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	$700
1,400	Rakuten Group, Inc. 10.250%—11/30/2024[1]	1,399
		2,477
IT Services—1.1%
600	Gartner, Inc. 4.500%—07/01/2028[1]	561
900	Unisys Corp. 6.875%—11/01/2027[1]	736
		1,297
Leisure Products—3.2%
1,500	Carnival Corp. 7.625%—03/01/2026[1]	1,481
700	Life Time, Inc. 8.000%—04/15/2026[1]	701
1,000	NCL Corp. Ltd. 5.875%—03/15/2026[1]	947
700	Vista Outdoor, Inc. 4.500%—03/15/2029[1]	596
		3,725
Machinery—2.6%
1,400	BWX Technologies, Inc. 4.125%—06/30/28 - 04/15/29	1,267
700	GrafTech Finance, Inc. 4.625%—12/15/2028[1]	582
400	Manitowoc Co., Inc. 9.000%—04/01/2026[1]	399
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	714
		2,962
Media—3.0%
	AMC Networks, Inc.
1,700	4.250%—02/15/2029	946
300	4.750%—08/01/2025	266
		1,212
300	CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%—06/01/2033[1]	237
700	DISH DBS Corp. 7.750%—07/01/2026	454
2,000	Sirius XM Radio, Inc. 3.875%—09/01/2031[1]	1,568
		3,471
Metals & Mining—3.5%
338	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500%—05/01/2025[1]	338
	Commercial Metals Co.
500	3.875%—02/15/2031	434
500	4.125%—01/15/2030	448
		882
650	Eldorado Gold Corp. 6.250%—09/01/2029[1]	583

Corporate Bonds & Notes—Continued
Principal Amount		Value
Metals & Mining—Continued
	FMG Resources August 2006 Pty. Ltd.
$300	4.375%—04/01/2031[1]	$258
500	6.125%—04/15/2032[1]	481
		739
800	IAMGOLD Corp. 5.750%—10/15/2028[1]	617
400	Park-Ohio Industries, Inc. 6.625%—04/15/2027	352
600	Taseko Mines Ltd. 7.000%—02/15/2026[1]	556
		4,067
Mortgage Real Estate Investment Trusts (REITs)—1.0%
1,000	Rithm Capital Corp. 6.250%—10/15/2025[1]	952
200	Starwood Property Trust, Inc. 4.750%—03/15/2025	193
		1,145
Office Electronics—0.8%
	Pitney Bowes, Inc.
700	6.875%—03/15/2027[1]	530
600	7.250%—03/15/2029[1]	408
		938
Oil, Gas & Consumable Fuels—10.0%
	AmeriGas Partners LP/AmeriGas Finance Corp.
300	5.750%—05/20/2027	274
500	9.375%—06/01/2028[1]	510
		784
1,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%—06/15/2029[1]	939
700	Chord Energy Corp. 6.375%—06/01/2026[1]	695
300	CVR Energy, Inc. 5.750%—02/15/2028[1]	271
700	Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%—06/01/2028[1]	648
400	Gran Tierra Energy International Holdings Ltd. 6.250%—02/15/2025[1]	347
500	Holly Energy Partners LP/Holly Energy Finance Corp. 5.000%—02/01/2028[1]	468
	Murphy Oil USA, Inc.
900	3.750%—02/15/2031[1]	765
900	4.750%—09/15/2029	826
		1,591
	New Fortress Energy, Inc.
100	6.500%—09/30/2026[1]	92
1,700	6.750%—09/15/2025[1]	1,621
		1,713
1,200	PG&E Corp. 5.250%—07/01/2030	1,079
1,000	Sunoco LP/Sunoco Finance Corp. 4.500%—05/15/29 - 04/30/30	895

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Oil, Gas & Consumable Fuels—Continued
	Transocean, Inc.
$1,000	7.500%—01/15/2026[1]	$984
1,100	11.500%—01/30/2027[1]	1,155
		2,139
		11,569
Personal Care Products—1.8%
1,500	Coty, Inc. 5.000%—04/15/2026[1]	1,449
800	HLF Financing Sarl LLC/Herbalife International, Inc. 4.875%—06/01/2029[1]	609
		2,058
Pharmaceuticals—2.9%
1,900	Bausch Health Cos., Inc. 4.875%—06/01/2028[1]	1,155
1,100	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	1,046
1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	1,157
		3,358
Professional Services—0.6%
300	KBR, Inc. 4.750%—09/30/2028[1]	275
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	436
		711
Real Estate Management & Development—1.5%
1,200	Howard Hughes Corp. 4.375%—02/01/2031[1]	988
900	Kennedy-Wilson, Inc. 5.000%—03/01/2031	699
		1,687
Semiconductors & Semiconductor Equipment—0.5%
600	ams-OSRAM AG 7.000%—07/31/2025[1]	527
Software—4.1%
1,500	Fair Isaac Corp. 4.000%—06/15/2028[1]	1,378
300	MicroStrategy, Inc. 6.125%—06/15/2028[1]	269
700	Open Text Corp. 3.875%—12/01/2029[1]	593
1,600	Open Text Holdings, Inc. 4.125%—02/15/30 - 12/01/31	1,367
900	PTC, Inc. 3.625%—02/15/2025[1]	870
300	Western Digital Corp. 4.750%—02/15/2026	287
		4,764

Corporate Bonds & Notes—Continued
Principal Amount		Value
Specialty Retail—4.4%
$500	Abercrombie & Fitch Management Co. 8.750%—07/15/2025[1]	$508
200	Arko Corp. 5.125%—11/15/2029[1]	166
1,100	Bath & Body Works, Inc. 6.750%—07/01/2036	1,001
1,200	BC ULC/New Red Finance, Inc. 3.500%—02/15/2029[1]	1,056
1,400	Gap, Inc. 3.625%—10/01/2029[1]	1,046
900	Penske Automotive Group, Inc. 3.750%—06/15/2029	779
500	Upbound Group, Inc. 6.375%—02/15/2029[1]	459
		5,015
Technology Hardware, Storage & Peripherals—1.7%
	Xerox Corp.
400	4.800%—03/01/2035	273
600	6.750%—12/15/2039	463
		736
1,350	Xerox Holdings Corp. 5.500%—08/15/2028[1]	1,186
		1,922
Tobacco—2.2%
342	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	319
	Vector Group Ltd.
1,600	5.750%—02/01/2029[1]	1,392
800	10.500%—11/01/2026[1]	801
		2,193
		2,512
Trading Companies & Distributors—0.6%
700	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	689
Transportation Infrastructure—1.0%
1,300	Fortress Transportation & Infrastructure Investors LLC 5.500%—05/01/2028[1]	1,203
Total Corporate Bonds & Notes (Cost $113,233)		113,405
TOTAL INVESTMENTS—98.4% (Cost $113,233)		113,405
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		1,883
TOTAL NET ASSETS—100.0%		$115,288

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $89,235 or 77% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—94.7%
Principal Amount		Value
Aerospace & Defense—3.6%
	Howmet Aerospace, Inc.
$100	3.000%—01/15/2029	$87
200	5.900%—02/01/2027	202
		289
200	Moog, Inc. 4.250%—12/15/2027[1]	186
	TransDigm, Inc.
200	4.875%—05/01/2029	180
200	5.500%—11/15/2027	190
		370
300	Triumph Group, Inc. 7.750%—08/15/2025	290
		1,135
Automobiles—2.8%
100	Allison Transmission, Inc. 3.750%—01/30/2031[1]	85
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	100
	Jaguar Land Rover Automotive PLC
200	5.500%—07/15/2029[1]	177
200	5.875%—01/15/2028[1]	187
		364
100	Nissan Motor Acceptance Co. LLC 1.850%—09/16/2026[1]	87
300	Wabash National Corp. 4.500%—10/15/2028[1]	253
		889
Banks—2.1%
400	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	308
	UniCredit SpA
200	5.459%—06/30/2035[1,2]	175
200	5.861%—06/19/2032[1,2]	184
		359
		667
Beverages—0.3%
100	PepsiCo, Inc. 2.625%—07/29/2029	90
Biotechnology—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	291
Building Products—1.1%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	189
200	NVR, Inc. 3.000%—05/15/2030	173
		362
Chemicals—3.5%
300	Ashland, Inc. 3.375%—09/01/2031[1]	244

Corporate Bonds & Notes—Continued
Principal Amount		Value
Chemicals—Continued
$100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	$92
300	Rain CII Carbon LLC/CII Carbon Corp. 7.250%—04/01/2025[1]	299
300	Solvay Finance America LLC 4.450%—12/03/2025[1]	290
200	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%—09/01/2025[1]	182
		1,107
Commercial Services & Supplies—6.2%
400	Cimpress PLC 7.000%—06/15/2026	378
200	CPI CG, Inc. 8.625%—03/15/2026[1]	193
300	Deluxe Corp. 8.000%—06/01/2029[1]	252
200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	201
200	GFL Environmental, Inc. 3.750%—08/01/2025[1]	192
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	272
300	Republic Services, Inc. 2.500%—08/15/2024	291
200	Transurban Queensland Finance Pty. Ltd. 4.500%—04/19/2028	188
		1,967
Communications Equipment—2.2%
200	Motorola Solutions, Inc. 4.600%—02/23/2028	195
285	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	282
300	Viasat, Inc. 6.500%—07/15/2028[1]	231
		708
Construction & Engineering—2.3%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	180
300	Tutor Perini Corp. 6.875%—05/01/2025[1]	258
300	Williams Scotsman International, Inc. 4.625%—08/15/2028[1]	276
		714
Consumer Finance—0.6%
200	Enova International, Inc. 8.500%—09/15/2025[1]	197
Consumer Staples Distribution & Retail—0.6%
200	LKQ Corp. 5.750%—06/15/2028[1]	199
Containers & Packaging—2.0%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	95

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Containers & Packaging—Continued
$200	Brambles USA, Inc. 4.125%—10/23/2025[1]	$193
200	Graphic Packaging International LLC 3.500%—03/15/28 - 03/01/29	177
200	Silgan Holdings, Inc. 4.125%—02/01/2028	182
		647
Diversified REITs—0.8%
200	Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750%—12/15/2027[1]	160
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	93
		253
Diversified Telecommunication Services—0.9%
150	Frontier Communications Holdings LLC 6.750%—05/01/2029[1]	116
200	T-Mobile USA, Inc. 2.625%—02/15/2029	174
		290
Electric Utilities—1.7%
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	178
400	Vistra Operations Co. LLC 4.375%—05/01/2029[1]	354
		532
Electronic Equipment, Instruments & Components—1.2%
200	Jabil, Inc. 1.700%—04/15/2026	180
200	Keysight Technologies, Inc. 4.550%—10/30/2024	197
		377
Energy Equipment & Services—1.0%
300	Weatherford International Ltd. 8.625%—04/30/2030[1]	308
Entertainment—0.4%
200	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	137
Equity Real Estate Investment Trusts (REITs)—1.7%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	178
200	Iron Mountain, Inc. 5.250%—07/15/2030[1]	181
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	185
		544
Financial Services—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	176
Food & Staples Retailing—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	175

Corporate Bonds & Notes—Continued
Principal Amount		Value
Food Products—2.1%
$300	J M Smucker Co. 3.500%—03/15/2025	$291
100	Kellogg Co. 2.650%—12/01/2023	99
300	Lamb Weston Holdings, Inc. 4.125%—01/31/2030[1]	265
		655
Ground Transportation—0.3%
100	XPO, Inc. 6.250%—06/01/2028[1]	99
Health Care Equipment & Supplies—2.9%
200	Edwards Lifesciences Corp. 4.300%—06/15/2028	194
300	Hologic, Inc. 3.250%—02/15/2029[1]	263
300	Stryker Corp. 3.375%—11/01/2025	288
200	Zimmer Biomet Holdings, Inc. 1.450%—11/22/2024	190
		935
Health Care Providers & Services—3.0%
100	Acadia Healthcare Co., Inc. 5.000%—04/15/2029[1]	93
100	AMN Healthcare, Inc. 4.625%—10/01/2027[1]	94
	DaVita, Inc.
200	3.750%—02/15/2031[1]	160
200	4.625%—06/01/2030[1]	171
		331
300	HCA, Inc. 3.125%—03/15/2027[1]	277
200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	171
		966
Hotels, Restaurants & Leisure—2.8%
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	282
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	183
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	94
300	Royal Caribbean Cruises Ltd. 11.625%—08/15/2027[1]	328
		887
Insurance—0.6%
200	Elevance Health, Inc. 3.350%—12/01/2024	194
Interactive Media & Services—0.3%
100	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	86
Internet & Catalog Retail—2.8%
200	Cars.com, Inc. 6.375%—11/01/2028[1]	189
300	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	214

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Internet & Catalog Retail—Continued
$300	Meta Platforms, Inc. 4.800%—05/15/2030	$301
200	Rakuten Group, Inc. 10.250%—11/30/2024[1]	200
		904
IT Services—2.0%
200	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	182
100	DXC Technology Co. 1.800%—09/15/2026	88
200	Gartner, Inc. 3.625%—06/15/2029[1]	176
100	Unisys Corp. 6.875%—11/01/2027[1]	82
100	VeriSign, Inc. 5.250%—04/01/2025	99
		627
Leisure Products—3.0%
300	Carnival Corp. 7.625%—03/01/2026[1]	296
300	Life Time, Inc. 8.000%—04/15/2026[1]	300
200	Mattel, Inc. 3.750%—04/01/2029[1]	179
200	NCL Corp. Ltd. 5.875%—03/15/2026[1]	190
		965
Machinery—1.2%
200	nVent Finance Sarl 4.550%—04/15/2028	190
200	Westinghouse Air Brake Technologies Corp. 4.400%—03/15/2024	198
		388
Media—1.6%
400	AMC Networks, Inc. 4.250%—02/15/2029	222
300	RELX Capital, Inc. 4.000%—03/18/2029	288
		510
Metals & Mining—2.9%
85	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500%—05/01/2025[1]	85
	Commercial Metals Co.
100	3.875%—02/15/2031	87
100	4.125%—01/15/2030	90
100	4.375%—03/15/2032	87
		264
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	134
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	231
200	Warrior Met Coal, Inc. 7.875%—12/01/2028[1]	202
		916

Corporate Bonds & Notes—Continued
Principal Amount		Value
Mortgage Real Estate Investment Trusts (REITs)—0.9%
$200	Rithm Capital Corp. 6.250%—10/15/2025[1]	$190
100	Starwood Property Trust, Inc. 4.750%—03/15/2025	97
		287
Office Electronics—0.9%
	Pitney Bowes, Inc.
200	6.875%—03/15/2027[1]	151
200	7.250%—03/15/2029[1]	136
		287
Oil, Gas & Consumable Fuels—7.4%
300	Chord Energy Corp. 6.375%—06/01/2026[1]	298
100	Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%—06/01/2028[1]	93
200	DT Midstream, Inc. 4.375%—06/15/2031[1]	174
200	Marathon Petroleum Corp. 4.700%—05/01/2025	197
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	170
100	4.750%—09/15/2029	92
		262
300	New Fortress Energy, Inc. 6.750%—09/15/2025[1]	286
	PG&E Corp.
100	5.000%—07/01/2028	93
300	5.250%—07/01/2030	270
		363
300	Schlumberger Holdings Corp. 3.900%—05/17/2028[1]	285
200	Transocean, Inc. 8.000%—02/01/2027[1]	193
200	Williams Cos., Inc. 4.300%—03/04/2024	198
		2,349
Personal Care Products—0.9%
300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	285
Pharmaceuticals—3.2%
300	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	222
300	Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%—09/01/2025[1]	285
300	Merck & Co., Inc. 1.900%—12/10/2028	263
200	Perrigo Finance Unlimited Co. 4.650%—06/15/2030	179
62	Takeda Pharmaceutical Co. Ltd. 4.400%—11/26/2023	62
		1,011
Professional Services—1.4%
200	Gartner, Inc. 3.750%—10/01/2030[1]	175

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
Professional Services—Continued
$300	TriNet Group, Inc. 3.500%—03/01/2029[1]	$262
		437
Semiconductors & Semiconductor Equipment—2.6%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	259
100	4.000%—04/15/2029[1]	93
		352
300	Microchip Technology, Inc. 4.250%—09/01/2025	292
200	Texas Instruments, Inc. 2.250%—09/04/2029	175
		819
Software—4.7%
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	173
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	276
	Open Text Corp.
400	3.875%—02/15/2028[1]	356
300	6.900%—12/01/2027[1]	307
		663
	Oracle Corp.
300	2.300%—03/25/2028	265
100	6.150%—11/09/2029	105
		370
		1,482
Specialty Retail—3.3%
200	Abercrombie & Fitch Management Co. 8.750%—07/15/2025[1]	203
200	Arko Corp. 5.125%—11/15/2029[1]	166
400	Bath & Body Works, Inc. 6.875%—11/01/2035	372
400	Gap, Inc. 3.625%—10/01/2029[1]	299
		1,040
Technology Hardware, Storage & Peripherals—1.1%
400	Xerox Holdings Corp. 5.500%—08/15/2028[1]	351

Corporate Bonds & Notes—Continued
Principal Amount		Value
Tobacco—3.9%
$300	Altria Group, Inc. 4.800%—02/14/2029	$293
100	Imperial Brands Finance PLC 3.125%—07/26/2024[1]	97
	Philip Morris International, Inc.
200	5.125%—02/15/2030	199
200	5.625%—11/17/2029	205
		404
100	Turning Point Brands, Inc. 5.625%—02/15/2026[1]	93
400	Vector Group Ltd. 5.750%—02/01/2029[1]	348
		1,235
Trading Companies & Distributors—1.5%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	193
300	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	295
		488
Wireless Telecommunication Services—0.3%
94	Koninklijke KPN NV 8.375%—10/01/2030	108
Total Corporate Bonds & Notes (Cost $30,513)		30,076

Foreign Government Obligations—1.0%

200	Bahrain Government International Bond 7.000%—01/26/2026[1]	204
200	Russian Foreign Bond - Eurobond 4.250%—06/23/2027[1]	103
Total Foreign Government Obligations (Cost $433)		307
TOTAL INVESTMENTS—95.7% (Cost $30,946)		30,383
CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		1,364
TOTAL NET ASSETS—100.0%		$31,747

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Short)	15	09/20/2023	$1,671	$31
U.S Treasury Note Futures 2 Year (Long)	28	09/29/2023	5,685	(90)
U.S Treasury Note Futures 5 Year (Long)	23	09/29/2023	2,457	(21)
Total Futures Contracts				$(80)

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 40	Buy	5.000%	06/20/2028	4.073%	Quarterly	$3,700	$(112)	$(20)	$(92)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 40	Buy	1.000%	06/20/2028	0.629%	Quarterly	11,200	(168)	(114)	(54)
Total Centrally Cleared Credit Default Swaps										$(146)
FAIR VALUE MEASUREMENTS
As of July 31, 2023, the investment in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2023, the aggregate value of these securities was $19,345 or 61% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Explorer ETF
PORTFOLIO OF INVESTMENTS—July 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS
Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
AEROSPACE & DEFENSE—1.6%
1,001	Axon Enterprise, Inc. *	$186
351	BWX Technologies, Inc.	24
29	Northrop Grumman Corp.	13
		223
AIR FREIGHT & LOGISTICS—1.5%
3,008	Air Transport Services Group, Inc. *	61
109	FedEx Corp.	29
1,771	GXO Logistics, Inc. *	119
		209
AUTOMOBILE COMPONENTS—1.2%
1,154	Atmus Filtration Technologies, Inc. *	28
2,427	Gentex Corp.	81
181	Gentherm, Inc. *	11
2,065	Goodyear Tire & Rubber Co. *	33
573	Stoneridge, Inc. *	12
		165
AUTOMOBILES—0.7%
863	Thor Industries, Inc.	100
BANKS—8.6%
837	1st Source Corp.	39
690	Bank OZK	30
4,401	Carter Bankshares, Inc. *	65
1,081	Comerica, Inc.	58
947	East West Bancorp, Inc.	59
220	First Bancorp	7
202	First Citizens BancShares, Inc. Class A	289
5,822	First Hawaiian, Inc.	121
4,060	First Horizon Corp.	55
997	Hancock Whitney Corp.	44
1,163	Home BancShares, Inc.	28
1,584	International Bancshares Corp.	79
324	Prosperity Bancshares, Inc.	21
945	Regions Financial Corp.	19
1,196	Texas Capital Bancshares, Inc. *	76
541	Truist Financial Corp.	18
1,955	Wintrust Financial Corp.	165
		1,173
BEVERAGES—0.6%
2,972	Vita Coco Co., Inc. *	79
BIOTECHNOLOGY—2.7%
523	Arcturus Therapeutics Holdings, Inc. *	18
4,660	Bluebird Bio, Inc. *	18
1,521	Crinetics Pharmaceuticals, Inc. *	29
890	Cytokinetics, Inc. *	30
1,313	Inhibrx, Inc. *	26
910	Mirati Therapeutics, Inc. *	28
768	Natera, Inc. *	35
260	Prothena Corp. PLC (Ireland)*	18
329	United Therapeutics Corp. *	80
1,727	Veracyte, Inc. *	47
877	Xenon Pharmaceuticals, Inc. (Canada)*	32
		361

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—0.3%
95	Carlisle Cos., Inc.	$26
160	UFP Industries, Inc.	17
		43
CAPITAL MARKETS—1.6%
381	Cohen & Steers, Inc.	24
59	FactSet Research Systems, Inc.	26
352	Hamilton Lane, Inc. Class A	31
225	LPL Financial Holdings, Inc.	52
95	Morningstar, Inc.	22
1,024	Sprott Physical Uranium Trust (Canada)	13
259	Virtus Investment Partners, Inc.	53
		221
CHEMICALS—1.4%
5,716	Element Solutions, Inc.	120
380	Innospec, Inc.	40
124	Quaker Chemical Corp.	25
		185
COMMERCIAL SERVICES & SUPPLIES—2.4%
542	ABM Industries, Inc.	25
2,708	Casella Waste Systems, Inc. Class A*	219
829	GFL Environmental, Inc. (Canada)	28
179	Tetra Tech, Inc.	30
114	UniFirst Corp.	19
385	Viad Corp. *	11
		332
COMMUNICATIONS EQUIPMENT—0.6%
3,010	Comtech Telecommunications Corp.	30
3,340	Harmonic, Inc. *	50
		80
CONSTRUCTION & ENGINEERING—1.2%
1,954	Ameresco, Inc. Class A*	114
910	WillScot Mobile Mini Holdings Corp. *	43
		157
CONSUMER FINANCE—0.5%
1,230	Enova International, Inc. *	68
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.9%
1,257	BJ’s Wholesale Club Holdings, Inc. *	83
115	Casey’s General Stores, Inc.	29
2,159	Chefs' Warehouse, Inc. *	79
604	Grocery Outlet Holding Corp. *	20
1,204	Sprouts Farmers Market, Inc. *	47
		258
DISTRIBUTORS—0.2%
66	Pool Corp.	25
DIVERSIFIED CONSUMER SERVICES—2.6%
5,076	Frontdoor, Inc. *	177
1,492	Grand Canyon Education, Inc. *	162
380	H&R Block, Inc.	13
		352

⬤

Harbor Small Cap Explorer ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED REITS—0.9%
6,640	Alexander & Baldwin, Inc.	$128
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
370	Cogent Communications Holdings, Inc.	23
ELECTRIC UTILITIES—0.1%
242	Portland General Electric Co.	12
ELECTRICAL EQUIPMENT—1.3%
5,327	Array Technologies, Inc. *	102
1,119	Enovix Corp. *	24
1,047	Fluence Energy, Inc. *	31
189	Vicor Corp. *	17
		174
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
2,725	908 Devices, Inc. *	19
3,395	Akoustis Technologies, Inc. *	8
434	Cognex Corp.	24
916	Coherent Corp. *	43
161	Littelfuse, Inc.	49
3,007	PAR Technology Corp. *	104
		247
ENERGY EQUIPMENT & SERVICES—1.3%
978	Cactus, Inc. Class A	50
1,994	Liberty Energy, Inc. Class A	33
3,217	ProPetro Holding Corp. *	33
1,100	Ranger Energy Services, Inc. *	11
11,064	TETRA Technologies, Inc. *	50
		177
ENTERTAINMENT—0.5%
1,761	Lions Gate Entertainment Corp. Class B*	13
628	Roku, Inc. *	60
		73
FINANCIAL SERVICES—2.1%
2,010	Euronet Worldwide, Inc. *	177
1,414	Flywire Corp. *	48
155	Jack Henry & Associates, Inc.	26
1,661	Toast, Inc. Class A*	37
		288
FOOD PRODUCTS—0.8%
163	Conagra Brands, Inc.	5
1,977	Hostess Brands, Inc. Class A*	48
53	Lamb Weston Holdings, Inc.	6
565	Post Holdings, Inc. *	48
124	Tyson Foods, Inc. Class A	7
		114
GAS UTILITIES—0.5%
561	Brookfield Infrastructure Corp. Class A (Canada)	26
196	Chesapeake Utilities Corp.	23
340	National Fuel Gas Co.	18
		67
GROUND TRANSPORTATION—1.6%
148	Landstar System, Inc.	30
587	Lyft, Inc. Class A*	8

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—Continued
3,206	U-Haul Holding Co.	$183
		221
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
3,036	Bausch & Lomb Corp. *	60
7,979	CytoSorbents Corp. *	29
1,210	Enovis Corp. *	77
285	Inmode Ltd. *	12
2,099	Lantheus Holdings, Inc. *	182
477	LeMaitre Vascular, Inc.	30
588	OrthoPediatrics Corp. *	25
2,159	SI-BONE, Inc. *	56
141	STERIS PLC	32
381	Tandem Diabetes Care, Inc. *	13
284	TransMedics Group, Inc. *	26
		542
HEALTH CARE PROVIDERS & SERVICES—4.5%
9,162	AdaptHealth Corp. Class A*	126
4,965	Castle Biosciences, Inc. *	83
46	Chemed Corp.	24
1,888	Encompass Health Corp.	125
349	Ensign Group, Inc.	34
2,753	Premier, Inc. Class A	76
172	Quest Diagnostics, Inc.	23
1,457	Select Medical Holdings Corp.	44
813	Surgery Partners, Inc. *	31
223	Tenet Healthcare Corp. *	17
273	U.S. Physical Therapy, Inc.	32
		615
HEALTH CARE TECHNOLOGY—1.0%
1,341	Definitive Healthcare Corp. Class A*	16
3,644	Evolent Health, Inc. Class A*	110
3,710	Renalytix PLC ADR*,1	11
		137
HOTEL & RESORT REITS—0.8%
1,125	Ryman Hospitality Properties, Inc.	107
HOTELS, RESTAURANTS & LEISURE—2.3%
3,050	Boston Pizza Royalties Income Fund (Canada)	38
239	Churchill Downs, Inc.	28
67	Domino’s Pizza, Inc.	27
443	Kura Sushi USA, Inc. Class A*	44
924	Planet Fitness, Inc. Class A*	62
636	Portillo’s, Inc. Class A*	15
1,733	Travel & Leisure Co.	71
156	Wingstop, Inc.	26
		311
HOUSEHOLD DURABLES—1.0%
547	Lovesac Co. *	16
763	Meritage Homes Corp.	114
144	Taylor Morrison Home Corp. Class A*	7
		137
INDUSTRIAL REITS—0.7%
1,410	Americold Realty Trust, Inc.	46
512	Granite Real Estate Investment Trust (Canada)	30

⬤

Harbor Small Cap Explorer ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL REITS—Continued
357	Terreno Realty Corp.	$21
		97
INSURANCE—3.4%
2,069	Assured Guaranty Ltd.	124
1,572	CNO Financial Group, Inc.	41
1,456	First American Financial Corp.	92
191	Globe Life, Inc.	21
1,150	Hagerty, Inc. Class A*	10
1,468	James River Group Holdings Ltd.	27
67	Kinsale Capital Group, Inc.	25
80	White Mountains Insurance Group Ltd.	124
		464
INTERACTIVE MEDIA & SERVICES—0.3%
893	Bumble, Inc. Class A*	16
421	Shutterstock, Inc.	22
		38
IT SERVICES—1.5%
1,235	DigitalOcean Holdings, Inc. *	61
8,190	Grid Dynamics Holdings, Inc. *	85
243	Twilio, Inc. Class A*	16
84	VeriSign, Inc. *	18
211	Wix.com Ltd. (Israel)*	20
		200
LEISURE PRODUCTS—1.0%
333	Brunswick Corp.	29
554	JAKKS Pacific, Inc. *	12
4,976	Topgolf Callaway Brands Corp. *	99
		140
LIFE SCIENCES TOOLS & SERVICES—1.3%
1,203	BioLife Solutions, Inc. *	24
980	CryoPort, Inc. *	16
5,623	Maravai LifeSciences Holdings, Inc. Class A*	63
6,957	MaxCyte, Inc. *	31
1,651	Quanterix Corp. *	41
		175
MACHINERY—6.0%
1,505	Allison Transmission Holdings, Inc.	88
649	Chart Industries, Inc. *	118
3,716	Commercial Vehicle Group, Inc. *	39
274	Energy Recovery, Inc. *	8
17,915	Hillman Solutions Corp. *	176
3,437	Kornit Digital Ltd. (Israel)*	109
1,299	Miller Industries, Inc.	49
109	Nordson Corp.	28
218	RBC Bearings, Inc. *	49
174	SPX Technologies, Inc. *	15
188	Standex International Corp.	28
1,082	Timken Co.	101
		808
MEDIA—1.8%
34	Cable One, Inc.	24
965	DISH Network Corp. Class A*	8
11,884	Magnite, Inc. *	180

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
140	Nexstar Media Group, Inc. Class A	$26
		238
METALS & MINING—0.7%
2,519	MP Materials Corp. *	60
129	Reliance Steel & Aluminum Co.	38
		98
OIL, GAS & CONSUMABLE FUELS—3.8%
82	Cheniere Energy, Inc.	13
1,119	Chesapeake Energy Corp.	94
181	Chord Energy Corp.	28
1,198	Civitas Resources, Inc.	90
1,505	Excelerate Energy, Inc. Class A	32
2,189	Golar LNG Ltd. (Cameroon)	53
139	Gulfport Energy Corp. *	14
466	Matador Resources Co.	26
1,010	New Fortress Energy, Inc.	29
2,609	Northern Oil & Gas, Inc.	103
8,613	W&T Offshore, Inc. *	38
		520
PERSONAL CARE PRODUCTS—0.5%
243	elf Beauty, Inc. *	28
221	Inter Parfums, Inc.	33
		61
PHARMACEUTICALS—1.1%
4,041	Cymabay Therapeutics, Inc. *	53
763	Intra-Cellular Therapies, Inc. *	47
747	Perrigo Co. PLC	27
882	Pliant Therapeutics, Inc. *	16
		143
PROFESSIONAL SERVICES—5.1%
1,454	ASGN, Inc. *	111
269	Booz Allen Hamilton Holding Corp. Class A	32
164	Broadridge Financial Solutions, Inc.	27
1,969	Insperity, Inc.	232
701	KBR, Inc.	43
676	Maximus, Inc.	57
252	Science Applications International Corp.	31
302	TransUnion	24
1,210	TriNet Group, Inc. *	127
436	TTEC Holdings, Inc.	15
		699
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.4%
7,735	DigitalBridge Group, Inc.	124
1,365	eXp World Holdings, Inc.	34
1,188	Kennedy-Wilson Holdings, Inc.	19
4,000	Marcus & Millichap, Inc.	147
		324
RESIDENTIAL REITS—0.2%
483	NexPoint Residential Trust, Inc.	20
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
159	Ambarella, Inc. *	13
1,061	Canadian Solar, Inc. (Canada)*	38
171	Entegris, Inc.	19
2,398	FormFactor, Inc. *	89

⬤

Harbor Small Cap Explorer ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
12,264	indie Semiconductor, Inc. Class A (China)*	$116
498	Kulicke & Soffa Industries, Inc. (Singapore)	30
493	MACOM Technology Solutions Holdings, Inc. *	34
127	Onto Innovation, Inc. *	16
933	Power Integrations, Inc.	91
740	Universal Display Corp.	108
721	Wolfspeed, Inc. *	48
		602
SOFTWARE—3.5%
5,821	ACI Worldwide, Inc. *	135
852	Adeia, Inc.	10
1,694	Cerence, Inc. *	47
1,095	Digital Turbine, Inc. *	12
754	DoubleVerify Holdings, Inc. *	32
373	Everbridge, Inc. *	12
1,015	Five9, Inc. *	89
8,147	Riskified Ltd. Class A*	39
1,492	SoundThinking, Inc. *	34
447	Varonis Systems, Inc. Class B*	13
4,350	Xperi, Inc. *	57
		480
SPECIALIZED REITS—0.8%
2,269	CubeSmart	99
132	PotlatchDeltic Corp.	7
		106
SPECIALTY RETAIL—1.0%
68	Dick’s Sporting Goods, Inc.	10
253	Monro, Inc.	9

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
15,936	ThredUp, Inc. Class A*	$56
1,781	Upbound Group, Inc.	62
		137
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
65	Super Micro Computer, Inc. *	22
TEXTILES, APPAREL & LUXURY GOODS—1.6%
1,630	Carter’s, Inc.	122
2,155	FIGS, Inc. Class A*	16
1,480	Skechers USA, Inc. Class A*	82
		220
TRADING COMPANIES & DISTRIBUTORS—3.5%
4,032	Air Lease Corp. Class A	171
793	Boise Cascade Co.	82
1,260	GMS, Inc. *	93
53	United Rentals, Inc.	24
596	WESCO International, Inc.	105
		475
TOTAL COMMON STOCKS (Cost $12,209)		13,471
TOTAL INVESTMENTS—99.1% (Cost $12,209)		13,471
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		116
TOTAL NET ASSETS—100%		$13,587

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—July 31, 2023 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2023, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF that are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Corporate Culture ETF (currently, Harbor Human Capital Factor US Large Cap ETF)
Harbor Corporate Culture Leaders ETF (currently, Harbor Human Capital Factor Unconstrained ETF)
Harbor Corporate Culture Small Cap ETF (currently, Harbor Human Capital Factor US Small Cap ETF)
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Health Care ETF
Harbor International Compounders ETF
Harbor Long-Term Growers ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor Small Cap Explorer ETF

Effective September 5, 2023, Harbor Corporate Culture ETF, Harbor Corporate Culture Leaders ETF, and Harbor Corporate Culture Small Cap ETF were renamed Harbor Human Capital Factor US Large Cap ETF, Harbor Human Capital Factor Unconstrained ETF, and Harbor Human Capital Factor US Small Cap ETF, respectively.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of these swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
NOTE 3—SUBSEQUENT EVENTS
At the meeting of the Board of Trustees held on July 17, 2023, the Board of Trustees voted to liquidate and dissolve Harbor Small Cap Explorer ETF. The liquidation of the Fund occurred on August 30, 2023. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the SEC on July 21, 2023.
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤